EXHIBIT 99.1

John Deere Owner Trust 2011

Statement to Noteholders

$334,000,000   Class A-1  0.30642%  Asset Backed Notes due May 11, 2012

$333,000,000   Class A-2  0.64000%  Asset Backed Notes due June 16, 2014

$340,000,000   Class A-3  1.29000%  Asset Backed Notes due January 15, 2016

$98,528,000   Class A-4  1.96000%  Asset Backed Notes due April 16, 2018

$52,093,971  Asset Backed Certificates

Payment Date:				15-Mar-12

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$264,595,733.23
		(ii)	A-2 Note Pool Factor:	0.7945818

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$38,759,612.56
		per $1,000 original principal amount:		$116.40

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$38,759,612.56

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$141,117.72
			per $1,000 original principal amount:	$0.42

		(iii)	Class A-3 Notes:	$365,500.00
			per $1,000 original principal amount:	$1.08

		(iv)	Class A-4 Notes:	$160,929.07
			per $1,000 original principal amount:	$1.63

		(v)	Total:	$667,546.79

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$759,775,241.41
		(ii)	at end of related Collection Period:	$720,915,390.66

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$755,217,704.27
		(ii)	at end of related Collection Period:	$716,458,091.71

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$813,144,436.72
		(ii)	at end of related Collection Period:	$770,216,064.43

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$225,836,120.67
		(ii)	A-2 Note Pool Factor:	0.6781865

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$633,146.03
	per $1,000 original principal amount:			$0.54
	(a)	Amount of Servicing Fee earned:		$633,146.03
	(b)	Amount of Servicing Fee paid:		$633,146.03
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$5,377,173.38
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.75%

(10)	(i)	Aggregate amount of net losses for the collection period:		$(273.85)
	(ii)	Cumulative amount of net losses:		$420,560.64
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.04%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,224,309.31
		(ii)	% of Pool Balance:	0.16%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%